COMPANIES INCLUDED IN THE SCOPE OF THE COMBINED FINANCIAL STATEMENTS, Associates and Joint Ventures (Details)	12 Months Ended
Dec. 31, 2020
BAHRAIN [Member] | TTSJV W.L.L. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	TTSJV W.L.L.
Address	Manama 323
Interest held in %	36.00%
BOSNIA AND HERZEGOVINA [Member] | Petrolinvest, D.D. Sarajevo [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Petrolinvest, D.D. Sarajevo
Address	Tvornicka 3 71000 Sarajevo
Interest held in %	33.00%
BRAZIL [Member] | FSTP Brasil Ltda. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	FSTP Brasil Ltda.
Address	Rua da Candelária, 65, sala 1615 20091-906 Rio de Janeiro
Interest held in %	25.00%
CHINA [Member] | HQC - TP Co. Ltd [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	HQC - TP Co. Ltd
Address	n° 7 Yinghuayuan Dongjie, Chaoyang District Pechino
Interest held in %	49.00%
CHINA [Member] | Yamgaz Corporate Management Consultant (Shanghai) Co. Ltd [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Yamgaz Corporate Management Consultant (Shanghai) Co. Ltd
Address	Room 1602 and 1604, No. 1329 Middle Huaihai Road, Xuhui District, Shanghai
Interest held in %	50.00%
COLOMBIA [Member] | Tipiel, S.A. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Tipiel, S.A.
Address	Calle 38 # 8-62 Piso 3 Santafe De Bogota D.C.
Interest held in %	45.10%
FRANCE [Member] | Novarctic SNC [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Novarctic SNC
Address	6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie
Interest held in %	33.33%
FRANCE [Member] | South Tambey LNG [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	South Tambey LNG	[1]
Address	5 place de la Pyramide 92088 La Défense Cedex	[1]
Interest held in %	50.00%	[1]
FRANCE [Member] | TP JGC Coral France SNC [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	TP JGC Coral France SNC
Address	6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie
Interest held in %	50.00%
INDONESIA [Member] | PT Technip Engineering Indonesia [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	PT Technip Engineering Indonesia
Address	Metropolitan Tower, 15th Floor, JL. R. A. Kartini Kav. 14 (T.B Simatupang), Cilandak Jakarta Selatan 12430
Interest held in %	48.51%
ITALY [Member] | Consorzio Technip Italy Worley Parsons [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Consorzio Technip Italy Worley Parsons
Address	Viale Castello della Magliana, 68 00148 Roma
Interest held in %	90.00%
ITALY [Member] | TP - HQC S.R.L. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	TP - HQC S.R.L.
Address	68, Viale Castello della Magliana 00148 Rome
Interest held in %	51.00%
KAZAKHSTAN [Member] | TKJV LLP [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	TKJV LLP
Address	Flat 33, Building 98Y, Road 3901, Block 939, Manama - Bahrain
Interest held in %	36.00%
MALAYSIA [Member] | Technip Consultant (M) Sdn. Bhd [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Technip Consultant (M) Sdn. Bhd
Address	Suite 13.03, 13th Floor 207 Jalan Tun Razak 50400 Kuala Lumpur
Interest held in %	25.00%
MALAYSIA [Member] | Technip Geoproduction (M) Sdn. Bhd. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Technip Geoproduction (M) Sdn. Bhd.
Address	Suite 13.03, 13th Floor 207 Jalan Tun Razak 50400 Kuala Lumpur
Interest held in %	31.00%
MALAYSIA [Member] | Technip MHB Hull Engineering Sdn Bhd [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Technip MHB Hull Engineering Sdn Bhd
Address	Suite 13.03, 13th Floor, Menara Tan & Tan, 207 Jalan Tun Razak, 50400 Kuala Lumpur, Malaysia
Interest held in %	50.00%
MEXICO [Member] | Ethylene XXI Contractors S.A.P.I. de C.V. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Ethylene XXI Contractors S.A.P.I. de C.V.
Address	Manuel Ávila Camacho 36, piso 10, Col. Lomas de Chapultepec, C.P. 11000, Ciudad de México
Interest held in %	40.00%
MEXICO [Member] | Desarrolladora de Etileno, S. de R.L. de C.V. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Desarrolladora de Etileno, S. de R.L. de C.V.
Address	Manuel Ávila Camacho Número 32, piso 6, oficina 677, colonia Lomas de Chapultepec, C.P. 11000, Ciudad de México
Interest held in %	40.00%
MOZAMBIQUE [Member] | ENHL- TechnipFMC Mozambique, LDA [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	ENHL- TechnipFMC Mozambique, LDA
Address	Av. Vladimir Lenine, 1123, 7° Andar | Edifício Topázio | Maputo
Interest held in %	51.00%
MOZAMBIQUE [Member] | JGC Fluor TechnipFMC Mozambique, LDA [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	JGC Fluor TechnipFMC Moçambique, LDA
Address	Av. Vladimir Lenine, 1123, 7° Andar | Edifício Topázio | Maputo
Interest held in %	33.33%
MOZAMBIQUE [Member] | TP JGC Coral Mozambique [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	TP JGC Coral Mozambique
Address	Avenida Vladimir Lenine 1123 - 7º andar Edifício Topázio Maputo
Interest held in %	50.00%
NETHERLANDS [Member] | Etileno XXI Holding B.V. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Etileno XXI Holding B.V.
Address	Kleine Houtweg 33 Haarlem 2012 CB
Interest held in %	50.00%
NETHERLANDS [Member] | Etileno XXI Services B.V. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Etileno XXI Services B.V.
Address	Prins Bernhardplein 200 Amsterdam 1097 JB
Interest held in %	40.00%
NORWAY [Member] | Marine Offshore AS [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Marine Offshore AS
Address	Vollsveien 17A 1327 Lysaker
Interest held in %	51.00%
PORTUGAL [Member] | TSKJ - Servicos De Engenharia, Lda. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	TSKJ - Serviços De Engenharia, Lda.
Address	Avenida Arriaga, numero trinta Terceiro andar - H Freguesia da Sé, Concelho do Funchal 9000-064 Funchal
Interest held in %	25.00%
SAUDI ARABIA [Member] | Technip Italy Spa & Dar Al Riyadh for Engineering Consulting [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Technip Italy Spa & Dar Al Riyadh for Engineering Consulting
Address	Khobar Business Gate, Tower B, 7th Floor, King Faisal Bin Abdul-Aziz Road, Al-Khobar, 34423, Saudi Arabia
Interest held in %	60.00%
SINGAPORE [Member] | FSTP Pte Ltd [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	FSTP Pte Ltd
Address	50 Gul Road 629351 Singapore
Interest held in %	25.00%
THAILAND [Member] | Technip (Thailand) Ltd [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Technip (Thailand) Ltd
Address	20th Floor - Suntowers Building A 123 Vibhavadee - Rangsit Road Chatuchak, Bangkok 10900
Interest held in %	49.00%
UNITED ARAB EMIRATES [Member] | CTEP FZCO [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	CTEP FZCO
Address	Jebel Ali Free Zone - Office 10007 P.O. Box 261645 Dubai
Interest held in %	40.00%
UNITED ARAB EMIRATES [Member] | Yemgas FZCO [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Yemgas FZCO
Address	Office LB 15312 Jebel Ali Free Zone - Dubai
Interest held in %	33.33%
UNITED STATES [Member] | Spars International Inc. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Spars International Inc.
Address	c/o CT Corporation System 1999 Bryan Street, Suite 900 Dallas, Texas 75201 USA
Interest held in %	50.00%
UNITED STATES [Member] | Deep Oil Technology Inc. [Member]
Details of Associate and Joint Ventures [Abstract]
Company Name	Deep Oil Technology Inc.
Address	11740 Katy Freeway, Suite 100, Houston, TX 77079
Interest held in %	50.00%

[1]	TFMC has an ownership interest in both Yamgaz SNC and South Tambey LNG of 200.002 shares (of total outstanding shares), or 50.0005%, and obtained a majority interest and voting control over Yamgaz SNC and South Tambey and consolidated both entities effective December 31, 2016.